February 5, 2021	Mark C. Amorosi
mark.amorosi@klgates.com

T +1 202 778 9351 F +1 202 778 9100

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 151 to the Registration Statement on

Form N-1A (File Nos. 811-07953 and 333-17217) – Request for Selective Review

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the following series of the Trust: EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Invesco Global Real Assets Portfolio and EQ/Value Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”).

The Post-Effective Amendment includes a combined Prospectus (the “Prospectus”) and a combined Statement of Additional Information (the “SAI”) for the Portfolios. The filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Trust.

The Prospectus and SAI have been updated to include information regarding portfolio name, investment strategy, sub-adviser, portfolio manager, fee and expense changes, as applicable, for the Portfolios, as summarized below.

Portfolio	Name Change	Investment Strategy Change	Former Sub- Adviser	New Sub-Adviser	Fee and Expense Change
EQ/Large Cap Core Managed Volatility Portfolio	N/A	N/A	Thornburg Investment Management, Inc.	GQG Partners LLC	N/A
EQ/Large Cap Value Managed Volatility Portfolio	N/A	N/A	BlackRock Investment Management, LLC (“BlackRock”)	Aristotle Capital Management, LLC (“Aristotle”)	N/A
EQ/Invesco Global Real Assets Portfolio	Prior to May 1, 2021, known as EQ/Invesco Global Real Estate Portfolio	Yes	N/A	N/A	N/A
EQ/Value Equity Portfolio	Prior to February 1, 2021, known as EQ/BlackRock Basic Value Equity Portfolio	Yes	BlackRock	Aristotle	Yes

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

February 5, 2021

The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 144 to EQ Advisors Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class IA, Class IB, and Class K shares (as applicable) of EQ/Global Equity Managed Volatility Portfolio, EQ/Invesco Global Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/MFS Mid Cap Focused Growth Portfolio, EQ/MFS Technology II Portfolio, EQ/Wellington Energy Portfolio and Multimanager Aggressive Growth Portfolio (Accession No. 0001193125-20-028227) (February 7, 2020).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectus and SAI in the Post-Effective Amendment are marked to show changes from Post Effective Amendment No. 146 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission on April 28, 2020.

The Post-Effective Amendment is scheduled to become effective on April 6, 2021 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 22, 2021. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

U.S. Securities and Exchange Commission

February 5, 2021

Enclosure

cc:    William MacGregor, Esq.

Maureen Kane, Esq.

Kiesha T. Astwood-Smith, Esq.

Victoria Zozulya, Esq.

    Equitable Investment Management Group LLC

Fatima Sulaiman, Esq.

    K&L Gates LLP